Deposits - Maturities of Time Deposits Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
2019	$ 38,272
2020	3,214
2021	1,740
2022	726
2023	598
Thereafter	4
Total	$ 44,554	$ 33,356